Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Equipment, Net [Abstract]
Depreciation expenses	$ 47,948	$ 51,112	$ 180,755	$ 147,800	$ 268,279	$ 228,807